Note 4 - Note Payable (Tables)	9 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
February 2018 Agreement

All amounts related to the February 2018 Agreement recorded in the Company’s Condensed Consolidated Balance Sheet and Statement of Operations for the year ended March 31, 2018, are summarized below:

	Year Ended March 31, 2018		As of March 31, 2018
Pacific Leaf Ventures LP February 2018 Agreement	Royalty Expense	Other Expense	Prepaid Expense	Total
Payment made on February 26, 2018	$269,818	$250,000	$750,000	$1,269,818
1,600,000 shares common stock issued in connection with the February 2018 Agreement	-	260,000	780,000	1,040,000
Total recorded in Fiscal Year 2018 related to the February 2018 Agreement	$269,818	$510,000	$1,530,000	$2,309,818

Amounts Recorded in Other Expense

In total, the Company recorded $3.1 million related to the Amendment and Termination Agreement in Other Expense in its Condensed Consolidated Statement of Operations for the three and nine months ended December 31, 2018, as summarized in the table below:

Amendment and Termination Agreement -	As of
Amounts Recorded in Other Expense	December 31, 2018

Prepaid royalties recorded in February 2018	$1,530,000
Cash payments made in August 2018	1,000,000
Promissory note issued to Pacific Leaf, due on or before November 30, 2018	500,000
100,000 shares common stock issued to Pacific Leaf	36,000
Settlement of convertible note payable and related accrued interest	(20,075)
500,000 shares common stock issued to Pacific Leaf on December 21, 2018	95,000
Total	$3,140,925

Schedule of Debt

As of December 31, 2018, the following notes payable were recorded in the Company’s Condensed Consolidated Balance Sheet:

	As of December 31, 2018
Short-Term Notes Payable	Face Value	Discount	Carrying Value
Convertible Notes Payable to various investors	$1,257,000	$(665,648)	$591,352
6% Promissory Note due to Pacific Leaf Ventures, LP	412,164	-	412,164
Note Payable to William Moore and Brian Moore, current portion	233,333	(64,818)	168,516
Note Payable - BCM Med	300,000	-	300,000
Total Short-Term Notes Payable	$2,202,498	$(730,466)	$1,472,032

Long-Term Notes Payable
Note Payable to William Moore and Brian Moore, long-term	$252,778	$(27,563)	$225,215
Total Long-Term Notes Payable	$252,778	$(27,563)	$225,215